Condensed Consolidated Interim Statements of Changes in Equity Q - USD ($)	Total	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests	Class A Common Stock	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Capital Units Class A Unit Capital	Capital Units Class B Unit Capital
Ending balance (in shares) at Dec. 31, 2023										109,299,332	215,928,474
Ending balance at Dec. 31, 2023										$ 708,481,000	$ 1,002,690,000
Ending balance (in shares) at Dec. 31, 2023								0	0
Ending balance at Dec. 31, 2023	$ 1,711,171,000		$ 0	$ 0	$ 0	$ 0		$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	54,946,000									19,471,000	35,475,000
Distributions	(55,258,000)									$ (19,526,000)	$ (35,732,000)
Units exchanged (in shares)										81,357	(81,357)
Exchange of Class B Units										$ 541,000	$ (541,000)
Cancellation of Class A Units (in shares)										(1,496,901)
Cancellation of Class A Units	(14,591,000)									$ (14,591,000)
Issuance of class A units, net of issuance cost (in shares)										17,882,070
Issuance of Class A Units, net of issuance cost	126,062,000									$ 126,062,000
Other	568,000									373,000	195,000
Income / (loss) for the period	229,201,000									$ 72,718,000	$ 156,483,000
Ending balance (in shares) at Sep. 30, 2024										125,765,858	215,847,117
Ending balance at Sep. 30, 2024										$ 893,529,000	$ 1,158,570,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	229,201,000									$ 72,718,000	$ 156,483,000
Ending balance (in shares) at Sep. 30, 2024								0	0
Ending balance at Sep. 30, 2024	2,052,099,000		0	0	0	0		$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2023										109,299,332	215,928,474
Beginning balance at Dec. 31, 2023										$ 708,481,000	$ 1,002,690,000
Ending balance (in shares) at Dec. 31, 2024										127,577,780	215,862,343
Ending balance at Dec. 31, 2024										$ 949,730,000	$ 1,244,622,000
Beginning balance (in shares) at Dec. 31, 2023								0	0
Beginning balance at Dec. 31, 2023	1,711,171,000		0	0	0	0		$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2024							179,312,261	0	0
Ending balance at Dec. 31, 2024	2,194,352,000		0	0	0	0		$ 0	$ 0
Beginning balance (in shares) at Jun. 30, 2024										125,040,271	215,847,117
Beginning balance at Jun. 30, 2024										$ 899,736,000	$ 1,174,900,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	17,785,000									6,525,000	11,260,000
Distributions	(9,580,000)									$ (3,557,000)	$ (6,023,000)
Units exchanged (in shares)										0	0
Exchange of Class B Units	0									$ 0	$ 0
Cancellation of Class A Units (in shares)										(167,371)
Cancellation of Class A Units	(775,000)									$ (775,000)
Issuance of class A units, net of issuance cost (in shares)										892,958
Issuance of Class A Units, net of issuance cost	3,894,000									$ 3,894,000
Other	(531,000)									(43,000)	(488,000)
Income / (loss) for the period	(33,330,000)									$ (12,251,000)	$ (21,079,000)
Ending balance (in shares) at Sep. 30, 2024										125,765,858	215,847,117
Ending balance at Sep. 30, 2024										$ 893,529,000	$ 1,158,570,000
Beginning balance (in shares) at Jun. 30, 2024								0	0
Beginning balance at Jun. 30, 2024	2,074,636,000		0	0	0	0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(33,330,000)									$ (12,251,000)	$ (21,079,000)
Ending balance (in shares) at Sep. 30, 2024								0	0
Ending balance at Sep. 30, 2024	2,052,099,000		0	0	0	0		$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2024										127,577,780	215,862,343
Beginning balance at Dec. 31, 2024										$ 949,730,000	$ 1,244,622,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	20,202,000									7,547,000	12,655,000
Distributions	(39,881,000)									$ (15,017,000)	(24,864,000)
Cancellation of Class A Units (in shares)										(2,208,707)
Cancellation of Class A Units	(26,649,000)									$ (26,649,000)
Issuance of class A units, net of issuance cost (in shares)										5,533,779
Issuance of Class A Units, net of issuance cost	2,294,000									$ 2,294,000
Other										(260,000)	(276,000)
Income / (loss) for the period	240,316,000
Income / (loss) for the period	(326,337,000)									$ (121,592,000)	$ (204,745,000)
Impact of Reorganization Transactions (in shares)								130,902,852		(130,902,852)	(215,862,343)
Impact of Reorganization Transactions	248,699,000		631,523,000		306,192,000	1,134,298,000		$ 131,000	$ 215,862,343	$ (796,053,000)	$ (1,027,392,000)
Ending balance (in shares) at Sep. 30, 2025										0	0
Ending balance at Sep. 30, 2025										$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2024							179,312,261	0	0
Beginning balance at Dec. 31, 2024	2,194,352,000		0	0	0	0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of Reorganization Transactions (in shares)								130,902,852		(130,902,852)	(215,862,343)
Impact of Reorganization Transactions	248,699,000		631,523,000		306,192,000	1,134,298,000		$ 131,000	$ 215,862,343	$ (796,053,000)	$ (1,027,392,000)
Equity based compensation	20,655,000		9,279,000			11,376,000
Distributions	9,427,000					9,427,000
Cancellation of Class A common stock (in shares)								(1,441,667)
Cancellation of Class A common stock	(20,665,000)		(20,663,000)					$ (2,000)
Common stock (in shares)								35,874,065
Issuance of Class A common stock, net of issuance cost	520,179,000		520,143,000					$ 36,000
Exchange of Class B common stock (in shares)								13,977,011	(13,977,011)
Exchange of Class B common stock	0		82,294,000			(82,308,000)		$ 14,000
Other	24,849,000		1,405,000			23,980,000
Net Income (Loss) Attributable to Parent, Post Reorganization	566,653,000				234,619,000	332,034,000
Net Income (Loss)	240,316,000
Other Comprehensive Income (Loss), Net of Tax	(2,605,000)			(2,605,000)
Ending balance (in shares) at Sep. 30, 2025							179,312,261	179,312,261	201,885,332
Ending balance at Sep. 30, 2025	3,172,319,000		1,223,981,000	(2,605,000)	540,811,000	1,409,953,000		$ 179,000	$ 0
Beginning balance (in shares) at Jun. 30, 2025										0	0
Beginning balance at Jun. 30, 2025										$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Income / (loss) for the period	505,057,000
Ending balance (in shares) at Sep. 30, 2025										0	0
Ending balance at Sep. 30, 2025										$ 0	$ 0
Beginning balance (in shares) at Jun. 30, 2025								170,332,037	203,885,332
Beginning balance at Jun. 30, 2025	2,624,218,000		1,173,808,000	0	332,343,000	1,117,897,000		$ 170,000	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation	13,266,000		6,142,000			7,124,000
Distributions	9,427,000					9,427,000
Cancellation of Class A common stock (in shares)								(1,300,243)
Cancellation of Class A common stock	(18,428,000)	$ (1,000)	(18,427,000)
Common stock (in shares)								8,280,467
Issuance of Class A common stock, net of issuance cost	45,491,000		45,483,000					$ 8,000
Exchange of Class B common stock (in shares)								2,000,000	(2,000,000)
Exchange of Class B common stock	0		15,572,000			(15,574,000)		$ 2,000
Other	14,747,000		1,403,000			13,344,000
Net Income (Loss) Attributable to Parent, Post Reorganization	505,057,000				208,468,000	296,589,000
Net Income (Loss)	505,057,000
Other Comprehensive Income (Loss), Net of Tax	(2,605,000)			(2,605,000)
Ending balance (in shares) at Sep. 30, 2025							179,312,261	179,312,261	201,885,332
Ending balance at Sep. 30, 2025	$ 3,172,319,000		$ 1,223,981,000	$ (2,605,000)	$ 540,811,000	$ 1,409,953,000		$ 179,000	$ 0